Property, Plant and Equipment - Schedule of Undiscounted Cash Flow (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property One [Member]
Schedule of Undiscounted Cash Flow [Line Items]
Year One	$ 60,000
Year Two	18,065
Year Three
Year Four
Year Four and Thereafter
Total undiscounted rental income	78,065
Property Two [Member]
Schedule of Undiscounted Cash Flow [Line Items]
Year One		64,103
Year Two
Year Three
Year Four
Year Four and Thereafter
Total undiscounted rental income		$ 64,103